RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 28. RELATED PARTY TRANSACTIONS

IAS 24 Related Party Disclosures requires that an entity discloses:

(a)	Transactions with its related parties; and
(b)	Relationships between a parent and its subsidiaries irrespective of whether there have been transactions between them.

Under IAS 24, an entity must disclose transactions with its related parties, outstanding balances, including commitments, recognized in the consolidated and separate financial statements of a parent or investors with joint control or significant influence over, an investee presented in accordance with IFRS 10.

Under this standard parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions, or one other party controls both. This definition applies to the Bank in the cases below:

•	Stockholders with ownership interest higher than 20% of the Bank’s capital:
-	Grupo de Inversiones Suramericana S.A.
-	Fondo Bancolombia ADR Program.
•

Members of Board of Directors and Senior Management, understood as the president and corporate Vice-presidents, as well as their close relatives (spouse and children) and the companies in which they have a participation of 10% or more  of the Bank's capital.

•

Associates and joint ventures for which the Bank provides commercial banking services and deposits. For these purposes all companies in which the Bank has significant influence (in all cases, the Bank has between 20% and 50% share of capital), have been included.

The Parent Company provides banking and financial services to its related parties in order to satisfy their liquidity needs, and except for the intercompany merger agreement described below, these transactions are conducted on similar terms to third-party transactions and are not individually material.

Between the Parent Company and its related parties, during the periods ending at December 31, 2019, 2018 and 2017, there were no:

-	Loans that for its contractual terms do not represent a lending transaction.
-	Loans with interest rates different to those that are ordinarily paid or charged to third parties in similar conditions of term, risk, etc.
-	No guarantees, pledges or commitments have been given or received in respect of the aforementioned transactions.

As of December 31, 2019

	Stockholders with an
	interest equal or	Directors and	Associates and
	higher than 20% of	senior	joint ventures
	the Bank's capital	management
In millions of COP
Assets
Investments	-	235	2,374,338
Loans and advances to customers and financial entities, net	419,630	21,426	140,352
Other assets	-	182	43,488
Total assets	419,630	21,843	2,558,178

Liabilities
Deposits	522,986	4,345	156,516
Other liabilities	-	-	33,705
Total liabilities	522,986	4,345	190,221

Income
Interest and other operating income	6,505	231	10,830
Dividends	-	-	110,863
Others	-	19	350,004
Net income	6,505	250	471,697

Expenses
Interests and other operating expenses	5,368	160	6,893
Fees	-	1,236	15,366
Others	-	130	6,837
Total expenses	5,368	1,526	29,096

As of December 31, 2018

	Stockholders with an
	interest equal or	Directors and	Associates and
	higher than 20% of	senior	joint ventures
	the Bank’s capital	management
In millions of COP
Assets
Investments	-	11	2,450,467
Loans and advances to customers and financial entities, net	642,319	21,331	108,833
Assets held for sale and inventories, net	-	-	19,128	(1)
Other assets	-	-	177,537	(2)
Total assets	642,319	21,342	2,755,965

Liabilities
Deposits	386,467	5,028	190,046
Other liabilities	-	-	35,581
Total liabilities	386,467	5,028	225,627

Income
Interest and other operating income	29,998	558	11,214
Dividends	-	-	101,091	(3)
Others	-	-	41,985
Net income	29,998	558	154,290

Expenses
Interests and other operating expenses	10,844	239	5,790
Fees	-	1,145	3
Others	-	54	80,312
Total expenses	10,844	1,438	86,105
(1)	Investment classified as held for sale. See Note 12. Assets held for sale and Inventories.
(2)

This item includes portfolio purchase operation held between Bancolombia S.A. and Titularizadora Colombiana and the outstanding dividend on the preferred shares of the Compañía de Financiamiento TUYA S.A.

(3)	Includes dividend received for preferred shares in Compañía de Financiamiento TUYA S.A.

As of December 31, 2017

	Stockholders with an
	interest equal or	Directors and	Associates and
	higher than 20% of	senior	joint ventures
	the Bank’s capital	management
In millions of COP
Assets
Investments	-	-	1,855,511
Loans and advances to customers and financial entities, net	423,706	17,342	124,592
Assets held for sale and inventories	-	-	18,413	(1)
Other assets	-	2	127,022	(2)
Total assets	423,706	17,344	2,125,538

Liabilities
Deposits	363,335	4,363	163,932
Other liabilities	-	3	92
Total liabilities	363,335	4,366	164,024

Income
Interest and other operating income	6,989	419	11,224
Dividends	-	-	48,403
Others	-	-	51,613
Net income	6,989	419	111,240

Expenses
Interest and other operating expenses	5,603	269	20,139
Fees	-	1,109	19
Others	-	53	29,431
Total expenses	5,603	1,431	49,589
(1)	Investment classified as held for sale. See Note 12. Assets held for sale and Inventories
(2)	This ítem includes portfolio purchase operation held between Bancolombia S.A. and Titularizadora Colombiana

During the years ending December 31, 2019, 2018 and 2017, the Bank paid fees to the directors COP 1,236, COP 1,145 and COP 1,109, respectively, as compensation for attending meetings of Board and Support Committees (Audit Committee, etc.).

The Payments to senior management in the same periods were COP 16,488, COP 17,245, and COP 14,320 for short-term benefits, COP 439, COP 427 and COP 922 for long-term benefits COP 2,112, COP 590 and COP 460 for other payments for post – employemnet benefits, respectively.

The Parent company, which is also the ultimate parent company, is Bancolombia S.A. Transactions between companies included in consolidation Note 2.C.1 and the Parent company meet the definition of related party transactions and were eliminated from the consolidated financial statements.

Financial Conglomerate Operations

The following table shows the operations carried out in 2018 and 2017 on the related party chart of the Grupo Sura conglomerate:

	December	December	December
	31, 2019	31, 2018	31, 2017
In millions of COP

Assets
Investments(1)	14,369	440,294	376,171
Loans and advances to customers and financial entities, net	741,539	455,675	191,278
Other assets	6,538	2	8
Total assets	762,446	895,971	567,457

Liabilities
Deposits	1,238,376	1,347,005	1,015,523
Other liabilities	1,379	5,818	1,882
Total liabilities	1,239,755	1,352,823	1,017,405

Income
Interest and other operating income	732,089	602,831	488,190
Dividends	33	14,909	15,021
Net income	732,122	617,740	503,211

Expenses
Interests and other operating expenses	60,918	54,758	32,568
Fees	540	2	4
Others	35,636	3,025	4,788
Total expenses	97,094	57,785	37,360
(1)	The variation compared to 2018 is mainly due to the sale of the investment in Sura Asset Management during 2019.